PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment

Property and equipment consisted of the following:

	As of December 31,	As of December 31,
	2012	2013
Land	$66	$66
Buildings	218	218
Leasehold improvements	3,492	3,640
Furniture, fixtures and equipment	16,606	15,720
Vehicles and equipment	47,814	61,971

	68,196	81,615
Less: accumulated deprecation and amortization	(50,265)	(52,140)

	$17,931	$29,475